Note 29 - Related party transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions Disclosure [Text Block]
29 Related party transactions

Due from (to) related parties include:

	As of December 31,
	2011	2012
	$	$
Accounts receivable (i), (ii)	2,359,182	1,641,016
Receivable from other related parties	16,268	115,385
Due from related parties	2,375,450	1,756,401

Payable to other related parties	(16,198)	(456,765)
Due to related parties	(16,198)	(456,765)

The Group and the following entities are under the common control:

1)	MNC

2)	Infokom

3)	PT Rajawali Citra Televisi Indonesia (“RCTI”)

4)	Global TV

5)	Sky Vision

(i)
In  October 2009,  PT  Linktone  entered  into  cooperation  agreements  with  Infokom  and  MNC.  Infokom is an Indonesia corporation and a subsidiary of GMC.  Pursuant to these agreements, PT Linktone operated its VAS business in Indonesia through the VAS access numbers owned by Infokom and MNC. From September 1, 2010, the PT Linktone acquisition closing date, to December 31, 2010, PT Linktone’s total revenue generated from the VAS Short Codes owned by Infokom was $1,569,369. PT Linktone’s total revenue generated from the VAS access number owned by MNC was $260,239.In 2011, PT Linktone has successfully changed the ownership of VAS access number owned by MNC to PT Linktone. Total revenue generated from the use of short codes owned by Infokom and self-owned was $4,671,003 and $2,316,087. As of December 31, 2011, amounts due from Infokom was $2,333,799.

In 2012, total revenue generated from the use of short codes owned by Infokom was $1,879,218. As of December 31, 2012, amounts due from Infokom was $1,609,155 .

PT Linktone  also  purchases  VAS  contents from  MNC  and  its  subsidiaries  for  its  operation.  From  September 1,  2010,  the acquisition date, to December 31, 2010, PT Linktone purchased contents of $354,620 from MNC and its subsidiaries.

In 2011 and 2012, PT Linktone recorded total fees payable to Infokom of $326,490 and $202,805, respectively.

(ii)
In 2010, 2011 and 2012, PT Linktone has generated revenue other than VAS including TV promotions and trading from MNC amounting to nil, $264,053 and $11,757 respectively. As of December 31, 2011 and 2012, amounts due from MNC was $25,383and 31,861 respectively.

(iii)
In October 2009, PT Linktone entered into another cooperation agreement with MNC whereby MNC agreed to promote PT Linktone’s products, programs or content on three television stations owned by MNC — PT Rajawali Citra Televisi Indonesia (“RCTI”), PT Cipta Televisi Pendidikan Indonesia (“MNC TV”) and PT Global Informasi Bermutu (“Global TV”). As compensation, RCTI, MNC TV and Global TV each receive a percentage of the revenue generated when customers used the short code suffix specific to their respective television program. PT Linktone also provides SMS services, such as SMS polling for each television station’s entertainment programs, in exchange for a percentage of the revenues generated by such services. The term of this agreement is five years from the date of the agreement. From September 1, 2010 to December 31, 2010, PT Linktone paid each of MNC TV and Global TV $0.1 million. In 2011, PT Linktone paid each of MNC TV and Global TV $0.7 million. In 2012, PT Linktone paid MNC TV $170,093.  In 2012, revenue generated from our cooperation with RCTI was $0.6 million. In 2010 and 2011, such revenue was   insignificant.

(iv)	Short-term investments

On December 20, 2010, the Group  purchased secured notes issued by Aerospace Satellite Corporation Holding  (“Aerospace Satellite”),  a  wholly  owned  subsidiary  of  Sky  Vision (an affiliate of MNC),  for  consideration  of  $20,000,000.  The secured notes are traded on Singapore Exchange Ltd., due November 16, 2015, bear interest at a rate of 12.75% per annum, and are payable semi-annually in arrears. The secured notes are guaranteed by Sky Vision. The fair value of the secured notes as of December 31, 2010 of $19,800,000 was based on the quoted market price on December 31, 2010. The corresponding interest of $318,750 has been recorded in interest income. The Group sold the notes in 2011 and realized a gain of $1,110,646.

In 2011, the Group purchased 357 million common shares of GMC, through the open market, at an average price of IDR826 ($0.095) per share. Net unrealized gain of available-for-sale investment included in other comprehensive income amounted to $4,453,157 for the year ended December 31, 2011.

In 2012, the Group sold 357 million common shares of GMC, through the open market, and recorded realized gain of $27.9 million   on the sale of investment. The proceeds from sale was used to purchase 708 million common shares of PT Bhakti Investama, holding company of GMC, 53 million common shares of MNC and 65 million common shares of PT Sky Vision Tbk.  Net unrealized gain of $6.7 million on the marked-to-market valuation of these quoted investments were recorded as other operating income for the year ended December 31, 2012.

(v)	Credit facility

In October 2010 and May 2011, a bank in Singapore extended a term loan of S$2 million and credit facility to the Group’s subsidiary, InnoForm, with a total facility limit of S$10 million ($7.7 million), a sub-limit of S$3 million ($2.3 million) for overdraft facility.  The facilities are secured by a corporate guarantee from MNC. As of December 31, 2012, the Group utilized $5.1 million (2011: $4.3 million) of the credit facility on revolving loan and  $0.5 million (2011: $1.0 million) of the term loan was outstanding.

(vi)	Distribution of MNC content

In January 2012, Innoform International Ltd (“IIL”) entered into a distributorship agreement with MNC International Ltd (“MIL”) whereby MIL agreed to appoint IIL to be its non-exclusive distributor to distribute and market certain television programs and channels outside of Indonesia.  MIL is an indirect subsidiary of GMC.  As compensation, IIL is entitled to any income generated from the distribution of such programs and channels after paying certain fixed fees to MIL. In 2012, IIL generated $1,243,710 in revenues from this distributorship agreement, of which $1,133,646 was paid to MIL.  As of December 31, 2012, amount payable to MIL was $448,021.

(vii)	Acquisition of Okezone.com

In May 2012, the Group acquired online portal okezone.com and certain fixed assets with carrying value of IDR 1.7 billion ($0.2million) from PT Okezone, a subsidiary of MNC, for IDR 4.5 billion ($0.5million).

(viii)	Loan from related party

In 2012, PT Linktone obtained a loan of $518,500 (IDR 5.0 billion) from MNC at interest rate of 8% per annum.

(ix)	Refer to Note (6) for acquisitions of Letang, Innoform, PT Linktone, GLD, and Okezone.com.